MCCARTHY FUND
                                    (MGAMX)

                              [MCCARTHY FUND LOGO]

                               Semi-Annual Report
                               December 31, 2001
                                  (Unaudited)

                                 MCCARTHY FUND
                   A SERIES OF TRUST FOR INVESTMENT MANAGERS
                                    (MGAMX)

                   SEMI-ANNUAL REPORT ENDED DECEMBER 31, 2001

Dear Fellow Shareholder:

The McCarthy Fund commenced operations on August 6, 2001. We are pleased that you have joined the Adviser's affiliated companies, our employees and our families as shareholders of the Fund. A significant percentage of the Fund's assets have come from our affiliates. The portfolio manager has invested his personal money, including all of his retirement assets, in the Fund. We stress to you, as a fellow shareholder, that we do not invest our own money like the
                                                                     ----
Fund; we invest our money in the Fund.  We believe our investment in the Fund
                          --
properly aligns our interests with yours.

Although the McCarthy Fund is new, the investment process and strategies used by the Fund adviser, McCarthy Group Asset Management, Inc., have been employed for more than a decade.


The McCarthy Fund's cumulative performance from August 6, 2001 (inception) through December 31, 2001 and the performance for the Standard & Poor's 500 Index are shown below:

    McCarthy Fund   Standard & Poor's 500    Relative Performance
    -------------   ---------------------    --------------------
        +3.89%              -3.80%                  +7.69%

In McCarthy Fund's short history, shareholders have experienced a volatile stock market. The stock market averages were trending down at the Fund's August inception date. The terrorist attacks of September 11 provided a catalyst for further stock market declines. On September 21, the Standard & Poor's 500 Index closed about 19% below the level it enjoyed at the inception of the McCarthy Fund. The McCarthy Fund net asset value (NAV) closed at a low of $8.51 per share on September 21. Our NAV was thus 14.90% below the $10.00 NAV at inception. From the lows of September 21, the McCarthy Fund rallied to end its first reporting period with a gain of 3.89% while the Standard & Poor's 500 Index ended with a loss of 3.80%.

The McCarthy Fund is a multi-cap, diversified fund. "Multi-cap" means we can invest in stocks of companies ranging from small market capitalization stocks to large capitalization stocks. "Diversified" means the fund holdings must meet certain regulatory constraints to qualify as diversified. It follows that the stock holdings that contributed most to the Fund's gain, for our initial period, included small cap stocks, mid cap stocks and large cap stocks. Portfolio gains were provided by stock holdings in at least five general economic sectors indicating some diversification of the successes.

Following is a table that lists the ten portfolio holdings, with economic sector, that provided the highest dollar gains between inception of the McCarthy Fund and December 31, 2001:

                                                  DOLLAR GAIN
PORTFOLIO HOLDING          ECONOMIC SECTOR        THIS PERIOD
--------------------------------------------------------------
Guidant Corporation        Healthcare              $277,483
PerkinElmer, Inc.          Capital Goods            135,955
Waste Management, Inc.     Capital Goods             95,648
Liberty Media Group Cl A   Consumer - Discretionary  85,854
Symantec Corporation       Information Technology    81,668
Berkshire Hathaway Cl B    Financial Services        61,444
Capital Automotive REIT    Financial Services        58,000
Zale Corporation           Consumer - Discretionary  56,527
Cendant Corporation        Consumer - Discretionary  55,281
Apogent Technologies, Inc. Healthcare                51,876

Although the losers are not pleasant to discuss, the ten portfolio holdings that provided the largest losses for the McCarthy Fund's initial period were as follows:
                                                  DOLLAR LOSS
PORTFOLIO HOLDING          ECONOMIC SECTOR        THIS PERIOD
--------------------------------------------------------------
Telephone & Data Systems   Telecommunications       $85,752
MKS Instruments, Inc.      Information Technology    58,406
AAR Corp.                  Transportation            53,437
Metris Companies, Inc.     Financial Services        42,209
Novell, Inc.               Information Technology    40,527
U.S. Bancorp               Financial Services        27,506
Merck & Co.                Healthcare                23,225
Vintage Petroleum, Inc.    Energy                    21,203
Black & Decker Corp.       Capital Goods             19,646
Startek, Inc.              Financial Services        19,021

The companies that comprise the Fund's top ten holdings are listed on the following page. Thank you again for investing in the McCarthy Fund!

Sincerely,

McCarthy Group Asset Management, Inc.

Richard L. Jarvis                Art N. Burtscher
Chairman - Chief Investment Officer     President

PAST PERFORMANCE OF THE FUND AND THE S&P 500 INDEX IS NOT INDICATIVE OF FUTURE PERFORMANCE. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Short-term performance is not a good indication of the fund's future performance, and an investment should not be made based solely on returns. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes are not available for direct investment and do not incur expenses. Fund sector allocations and portfolio holdings are subject to change and are not recommendations to buy or sell any security. The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the McCarthy Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund. Please read the prospectus carefully before you invest or send money. THE FUND IS DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC.

                              TEN LARGEST HOLDINGS
              (REPRESENT 39.2% OF NET ASSETS AT DECEMBER 31, 2001)

LIBERTY MEDIA CORP CL A (L)                                            5.3%
Holding company with subsidiaries and investments operating in the media, communications and entertainment industries. Brands and investments include Encore, STARZ!, Discovery, TV Guide, Fox, USA, QVC, AOL, CNN, TBS, Motorola and Sprint PCS.

ADELPHIA COMMUNICATIONS CORP CL A (ADLAC)                              4.6%
One of the largest U.S. cable television providers. Owns and operates cable systems located primarily in suburban areas of large and medium-sized cities.

WASTE MANAGEMENT, INC. (WMI)                                           4.4%
World's largest provider of solid waste services such as collection, transfer, disposal and recycling.

REPUBLIC SERVICES, INC. (RSG)                                          4.2%
U.S. provider of non-hazardous solid waste services such as collection, transfer, disposal and recycling.

PERKINELMER, INC. (PKI)                                                4.1%
Provides products and systems to telecommunications, semiconductor, chemical, pharmaceutical and medical markets.

APOGENT TECHNOLOGIES, INC. (AOT)                                       3.9%
Designs, manufactures and markets value-added laboratory and life science products for the clinical, research and industrial markets, worldwide.

BERKSHIRE HATHAWAY, INC. CL B (BRK/B)                                  3.7%
Holding company with subsidiaries operating in several industries, including substantial insurance operations.

CENDANT CORP (CD)                                                      2.9%
A leading global provider of real estate and travel services. Franchise brands include: Ramada, Howard Johnson, Avis, Coldwell Banker, Century 21 and Jackson Hewitt.

GUIDANT CORP (GDT)                                                     2.9%
Designs, develops, manufactures and markets therapeutic medical devices for use in cardiac rhythm management, vascular intervention and cardiac and vascular surgery.

TELEPHONE AND DATA SYSTEMS, INC. (TDS)                                 2.8%
Diversified telecommunications company operating nationwide in the cellular, local telephone and personal communications services markets.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

03/02

                            SCHEDULE OF INVESTMENTS
                        AT DECEMBER 31, 2001 (UNAUDITED)

 SHARES  COMMON STOCKS: 94.9%                   MARKET VALUE

         ADVERTISING SERVICES: 1.3%
  8,560  R.H. Donnelley Corp.                    $  248,668
                                                -----------
         BANKS: 2.8%
  8,801  U.S. Bancorp                               184,205
 10,828  Washington Mutual Inc.                     354,076
                                                -----------
                                                    538,281
                                                -----------
         BATTERIES/BATTERY SYSTEMS: 1.8%
 18,297  Energizer Holdings Inc.*<F1>               348,558
                                                -----------
         BROADCAST SERVICE/PROGRAM: 5.3%
 72,598  Liberty Media Corp.*<F1>                 1,016,372
                                                -----------
         BUILDING & CONSTRUCTION: 1.1%
  8,124  Insituform Technologies*<F1>               207,812
                                                -----------
         CABLE TV: 4.6%
 27,890  Adelphia Communications Corp.*<F1>         869,610
                                                -----------
         COMPUTER PRODUCTS: 1.1%
 22,558  Brooktrout Inc.*<F1>                       146,627
  7,427  Silicon Storage Technology Inc.*<F1>        71,596
                                                -----------
                                                    218,223
                                                -----------
         COMPUTER SERVICES: 2.8%
  7,705  Electronic Data Systems Corp.              528,178
                                                -----------
         DATA PROCESSING/MANAGEMENT: 2.5%
 19,850  The Reynolds & Reynolds Co.                481,363
                                                -----------
         DIVERSIFIED OPERATIONS: 3.1%
 28,446  Cendant Corp.*<F1>                         557,826
    787  FirstService Corp.*<F1>                     22,036
                                                -----------
                                                    579,862
                                                -----------
         ELECTRONIC FORMS: 1.0%
  5,898  Adobe Systems Inc.                         183,133
                                                -----------
         ENTERPRISE SOFTWARE - SERVICES: 2.5%
 86,055  Novell, Inc.*<F1>                          394,992
  5,144  Sybase, Inc.*<F1>                           81,069
                                                -----------
                                                    476,061
                                                -----------
         FINANCE - COMMERCIAL SERVICES: 1.0%
  4,442  H&R Block, Inc.                            198,557
                                                -----------
         FINANCE - MORTGAGE LOAN/BANKING: 0.8%
  2,347  Federal Home Loan Mortgage Corp.           153,494
                                                -----------
         FOOD: 1.9%
  3,013  Dean Foods Co.*<F1>                        205,487
  3,536  McCormick & Co., Inc.                      148,406
                                                -----------
                                                    353,893
                                                -----------
         GAS - DISTRIBUTION: 0.9%
  6,957  Energen Corp.                              171,490
                                                -----------
         IDENTIFICATION SYSTEMS/DEVELOPMENT: 0.5%
  6,095  Paxar Corp.*<F1>                            86,549
                                                -----------
         INSTRUMENTS - SCIENTIFIC: 4.1%
 22,317  PerkinElmer, Inc.                          781,541
                                                -----------
         INSURANCE: 5.4%
  3,260  Allstate Corp.                             109,862
    278  Berkshire Hathaway Inc. - Class B*<F1>     701,950
  5,370  Torchmark Corp.                            211,202
                                                -----------
                                                  1,023,014
                                                -----------
         MACHINERY - TOOLS: 1.3%
 10,416  Lincoln Electric Holdings, Inc.            254,567
                                                -----------
         MEDICAL - DRUGS: 2.8%
  3,189  Biogen, Inc.*<F1>                          182,889
  5,916  Merck & Co., Inc.                          347,861
                                                -----------
                                                    530,750
                                                -----------
         MEDICAL INSTRUMENTS: 8.6%
 28,585  Apogent Technologies, Inc.*<F1>            737,493
  9,550  Conmed Corp.*<F1>                          190,618
  1,698  Edwards Lifesciences Corp.*<F1>             46,916
 11,202  Guident Corp.                              557,860
  3,006  Vital Signs, Inc.                          104,909
                                                -----------
                                                  1,637,796
                                                -----------
         OIL & GAS DRILLING: 1.0%
 12,614  Pride International, Inc.*<F1>             190,471
                                                -----------
         OIL - EXPLORATION & PRODUCTION: 2.9%
  5,506  Newfield Exploration Co.*<F1>              195,518
  3,954  Stone Energy Corp.*<F1>                    156,183
 13,810  Vintage Petroleum, Inc.                    199,555
                                                -----------
                                                    551,256
                                                -----------
         OIL - INTEGRATED: 1.0%
  2,138  ChevronTexaco Corp.                        191,586
                                                -----------
         PRINTING - COMMERCIAL: 1.3%
  6,852  Valassis Communications, Inc.*<F1>         244,068
                                                -----------
         PUBLISHING - NEWSPAPERS: 0.2%
  1,500  Daily Journal Corp.*<F1>                    36,750
                                                -----------
         PHYSICAL PRACTICE MANAGEMENT: 0.5%
  2,976  Orthodontic Centers of
           America, Inc.*<F1>                        90,768
                                                -----------
         REAL ESTATE INVESTMENT TRUSTS: 7.0%
  3,329  AMB Property Corp.                          86,554
    400  AMLI Residential Properties                 10,088
  1,987  Apartment Investment & Management Co.       90,866
  3,031  Arden Realty, Inc.                          80,322
  1,759  AvalonBay Communities, Inc.                 83,218
  2,239  Boston Properties, Inc.                     85,082
 16,000  Capital Automotive                         318,240
    844  CarrAmerica Realty Corp.                    25,404
  1,752  Chelsea Property Group, Inc.                86,023
  3,413  Kilroy Realty Corp.                         89,660
    284  Prentiss Properties Trust                    7,796
  6,532  Redwood Trust, Inc.                        158,270
  3,228  Regency Centers Corp.                       89,577
  1,099  Shurgard Storage Centers, Inc.              35,168
  5,940  Taubman Centers, Inc.                       88,209
                                                -----------
                                                  1,334,477
                                                -----------
         RETAIL: 1.5%
  3,569  Casey's General Stores, Inc.                53,178
  5,537  Zale Corp.*<F1>                            231,890
                                                -----------
                                                    285,068
                                                -----------
         RETAIL - RESTAURANTS: 2.0%
 13,184  IHOP Corp.*<F1>                            386,291
                                                -----------
         TELEPHONE - INTEGRATED: 7.6%
 49,534  Citizens Communications Co.*<F1>           528,032
 27,479  Qwest Communications International, Inc.   388,278
  5,912  Telephone & Data Systems, Inc.             530,602
                                                -----------
                                                  1,446,912
                                                -----------
         TOYS: 2.6%
 28,610  Mattel, Inc.                               492,092
                                                -----------
         TRANSPORT - MARINE: 1.0%
  5,383  Teekay Shipping Corp.                      187,598
                                                -----------
         TRAVEL SERVICES: 0.5%
  6,014  Pegasus Solutions Inc.*<F1>                 85,399
                                                -----------
         WASTE DISPOSAL: 8.6%
 39,742  Republic Services, Inc.*<F1>               793,648
 26,505  Waste Management, Inc.                     845,774
                                                -----------
                                                  1,639,422
                                                -----------
         TOTAL COMMON STOCKS
           (cost $15,453,437)                    18,049,930
                                                -----------
         PREFERRED STOCKS: 0.7%
  9,000  Acceptance Insurance Cos., Inc.
           (cost $225,000)                          154,800
                                                -----------
PRINCIPAL
AMOUNT   CORPORATE BOND: 1.5%

$600,000 Level 3 Communications Inc.,
           9.12%, 5/1/08
           (cost $406,095)                          282,000
                                                -----------
         SHORT-TERM INVESTMENT: 2.0%
         MONEY MARKET INVESTMENT:
374,157  Cash Trust Series II - Treasury Fund
           (cost $374,157)                          374,157
                                                -----------
         TOTAL INVESTMENTS IN SECURITIES: 99.1%
         (cost $16,458,689)                      18,860,887
         Other Assets less Liabilities: 0.9%        162,755
                                                -----------
         NET ASSETS: 100%                       $19,023,642
                                                -----------
                                                -----------

*<F1>Non-income producing security.
+Gross unrealized appreciation and
 depreciation of securities is as follows:
     Gross unrealized appreciation              $ 2,842,549
     Gross unrealized depreciation                 (440,351)
                                                -----------
     Net unrealized appreciation                $ 2,402,198
                                                -----------
                                                -----------

                       See notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                        AT DECEMBER 31, 2001 (UNAUDITED)

ASSETS
  Investments, at market value
    (cost $16,458,689)                          $18,860,887
  Capital shares receivable                         156,212
  Dividends and interest receivable                  30,021
  Other assets                                        6,330
                                                -----------
      Total Assets                               19,053,450
                                                -----------
LIABILITIES
  Payable to Investment Advisor                       1,164
  Payable for administration fees                     3,255
  Capital shares payable                              4,450
  Accrued expenses and other liabilities             20,939
                                                -----------
      Total Liabilities                              29,808
                                                -----------
NET ASSETS                                      $19,023,642
                                                -----------
                                                -----------
COMPONENTS OF NET ASSETS
  Capital stock                                 $16,116,022
  Accumulated undistributed net
    investment income                                 5,039
  Accumulated undistributed net realized
    gain on investments                             500,383
  Net unrealized appreciation on investments      2,402,198
                                                -----------
      Total Net Assets                          $19,023,642
                                                -----------
                                                -----------
  Shares outstanding
    (unlimited number of shares authorized,
    par value $0.01)                              1,838,868
  Net Asset Value, Redemption Price and
    Offering Price Per Share                         $10.35
                                                     ------
                                                     ------

                       See notes to financial statements.

                            STATEMENT OF OPERATIONS
              FOR THE PERIOD ENDED DECEMBER 31, 2001*<F2> (UNAUDITED)

INVESTMENT INCOME
  Dividend income                               $    90,565
  Interest income                                    41,217
                                                -----------
      Total investment income                       131,782
                                                -----------
EXPENSES
  Advisory fees (Note 3)                             61,167
  Organization fees                                  35,000
  Administration fees (Note 3)                       14,498
  Fund accounting fees                               10,471
  Professional fees                                   8,741
  Transfer agent fees                                 8,054
  Custody fees                                        4,028
  Shareholder reporting                               2,819
  Trustee fees                                        2,014
  Miscellaneous                                       1,611
  Registration fees                                     900
                                                -----------
      Total expenses                                149,303
      Less:  advisory fee waiver and
        absorption (Note 3)                         (67,541)
                                                -----------
      Net expenses                                   81,762
                                                -----------
NET INVESTMENT INCOME                                50,020
                                                -----------
REALIZED AND UNREALIZED GAIN
  Net realized gain on investments                  522,425
  Change in net unrealized appreciation/
    depreciation on investments                   2,402,198
                                                -----------
      Net gain on investments                     2,924,623
                                                -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $ 2,974,643
                                                -----------
                                                -----------

*<F2>  Commenced operations on August 6, 2001

                       See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                PERIOD ENDED
                                           DECEMBER 31, 2001*<F3>
                                                (UNAUDITED)


OPERATIONS
  Net investment income                         $   50,020
  Net realized gain on investments                 522,425
  Change in net unrealized appreciation/
    depreciation on investments                  2,402,198
                                               -----------
      NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                2,974,643
                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                       (44,981)
  From net realized gains                          (22,042)
                                               -----------
      TOTAL DECREASE IN NET ASSETS RESULTING
        FROM DISTRIBUTIONS                         (67,023)
                                               -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                     16,120,963
  Proceeds from reinvestment of dividends           66,980
  Cost of shares redeemed                          (71,921)
                                               -----------
      NET INCREASE IN NET ASSETS RESULTING

        FROM CAPITAL SHARE TRANSACTIONS         16,116,022
                                               -----------
TOTAL INCREASE IN NET ASSETS                    19,023,642

NET ASSETS
  Beginning of period                                   --
                                               -----------
  End of period                                $19,023,642
                                               -----------
                                               -----------
CHANGES IN SHARES OUTSTANDING
  Shares sold                                    1,839,682
  Shares reinvested                                  6,685
  Shares redeemed                                   (7,499)
                                               -----------
      Net increase in shares outstanding         1,838,868
                                               -----------
                                               -----------

*<F3> Commenced operations on August 6, 2001.

                       See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

                                                PERIOD ENDED
                                           DECEMBER 31, 2001*<F4>
                                                (UNAUDITED)
                                           ---------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $10.00
                                                   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.03
Net realized and unrealized gain
  (loss) on investments                              0.36
                                                   ------
   Total from investment operations                  0.39
                                                   ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                          (0.03)
From net realized gains                             (0.01)
                                                   ------
   Total decrease from distributions                (0.04)
                                                   ------
NET ASSET VALUE, END OF PERIOD                     $10.35
                                                   ------
                                                   ------
TOTAL RETURN                                        3.89%1<F5>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)             $19.0
Ratio of net expenses to average net assets:
   Before expense reimbursement                     2.28%2<F6>
   After expense reimbursement                      1.25%2<F6>
Ratio of net investment income/
  (loss) to average net assets:
   Before expense reimbursement                    (0.27%)2<F6>
   After expense reimbursement                      0.76%2<F6>
Portfolio turnover rate                              32%1<F5>

*<F4> Commenced operations on August 6, 2001.
1 <F5>Not annualized.
2 <F6>Annualized.

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2001 (UNAUDITED)

NOTE 1 - ORGANIZATION

  The McCarthy Fund (the "Fund") is a series of shares of beneficial interest of the Trust for Investment Managers (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on August 6, 2001. The investment objective of the Fund is to seek long-term growth of capital.
The Fund pursues this objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

  B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

  D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  McCarthy Group Asset Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets. For the period ended December 31, 2001, the Fund incurred $61,167 in advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 1.25%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the period ended December 31, 2001, the Advisor absorbed expenses of $67,541. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

      Under $15 million       $30,000
      $15 to $50 million 0.20% of average daily net assets $50 to $100 million 0.15% of average daily net assets $100 to $150 million 0.10% of average daily net assets
      Over $150 million       0.05% of average daily net assets

  For the period ended December 31, 2001, the Fund incurred $14,498 in administration fees.

  U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended December 31, 2001, were $22,442,291 and $4,751,007 respectively.

NOTE 5 - IN KIND CONTRIBUTION

  At the Fund's inception on August 6, 2001, certain shareholders purchased Fund shares through nontaxable in-kind contributions of securities with a market value totaling $8,442,758 (including contributed unrealized gain of $2,134,272). These securities were deemed to be in accordance with the investment objective of the Fund.


                                    ADVISOR
                     McCarthy Group Asset Management, Inc.
                       1125 South 103rd Street, Suite 450
                              Omaha, NE 68124-6019


                                  DISTRIBUTOR
                            Quasar Distributor, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202


                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          Orbitex Data Services, Inc.
                        14707 California Street, Suite 5
                                Omaha, NE 68154
                                 (866) 811-0228


                                 LEGAL COUNSEL
                       Paul, Hastings, Janofsky & Walker
                         555 Flower Street, 23rd Floor
                           Los Angeles, CA 90071-2371

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.